Unaudited Consolidated Statements of Profit or Loss And Unaudited Other Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares
Revenue	¥ 52,204	$ 7,199	¥ 54,441	¥ 62,131	$ 8,568	¥ 80,514
Cost of goods sold	(10,371)	(1,430)	(25,540)	(20,103)	(2,772)	(51,418)
Gross profit	41,833	5,769	28,901	42,028	5,796	29,096
Other income, net	1,196	165	3,315	2,923	403	6,537
Selling and distribution expenses	(7,601)	(1,048)	(5,988)	(13,909)	(1,918)	(14,325)
Administrative expenses	(10,310)	(1,422)	(19,346)	(17,510)	(2,415)	(44,029)
Impairment losses on financial assets, net	(1,391)	(192)	(2,203)	(1,806)	(249)	(8,836)
Other operating expenses	(32)	(4)	(300)	(100)	(14)	(679)
Operating (loss)/profit	23,695	(3,268)	(4,379)	11,626	1,603	(32,236)
Share of losses of a joint venture
Finance costs	(1,345)	(185)	(1,216)	(2,666)	(368)	(2,295)
Finance income	4	1	8	6	1	20
(Loss)/profit before tax	22,354	3,084	3,171	8,966	1,236	34,511
Income tax expense			(195)			(2,899)
(Loss)/profit for the period/year and total comprehensive (loss)/income for the period/year	22,354	3,084	3,366	8,966	1,236	(31,612)
Attributable to:
Equity holders of the parent	20,307	2,800	3,757	7,551	1,041	(31,021)
Non-controlling interests	¥ 2,046	$ 282	¥ (391)	¥ (1,415)	$ (195)	¥ 591
Class A and Class B Ordinary Shares
(Loss)Earnings per share for class A and class B ordinary shares attributable to ordinary equity holders of the parent
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.69	$ 0.09	¥ 0.13	¥ 0.25	$ 0.04	¥ (1.05)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.69	$ 0.09	¥ 0.13	¥ 0.25	$ 0.04	¥ (1.05)
Subscription and Licensing
Revenue	¥ 36,199	$ 4,992	¥ 33,943	¥ 41,280	$ 5,693	¥ 38,394
Licensing
Revenue	32,141	4,432	29,070	33,473	4,616	30,111
Subscription
Revenue	4,058	560	4,873	7,807	1,077	8,283
Smart Music Learning Solutions
Revenue	16,005	2,207	8,471	17,504	2,413	15,903
Smart Music Learning Solutions Sales
Revenue	15,904	2,193	4,115	17,241	2,377	5,256
Smart Music Learning Solutions Subscription
Revenue	101	14	4,356	263	36	10,647
Live Music Events
Revenue			11,921	3,347	462	25,709
One-Time Disposal of Obsolete Inventory
Revenue			¥ 106			¥ 508